VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Aerospace & Defense—0.4%
AerSale Corp.(1)	5,620	$ 104
HEICO Corp.	1,849	266
		370

Air Freight & Logistics—0.9%
Hub Group, Inc. Class A(1)	13,733	947
Auto Components—0.2%
LCI Industries	2,082	211
Banks—9.4%
American National Bankshares, Inc.	3,852	123
Banc of California, Inc.	25,957	415
Bancorp, Inc. (The)(1)	4,228	93
Byline Bancorp, Inc.	26,599	539
Carter Bankshares, Inc.(1)	27,541	443
Cathay General Bancorp	32,561	1,252
Central Pacific Financial Corp.	10,365	215
Citizens Financial Group, Inc.	9,998	344
ConnectOne Bancorp, Inc.	4,319	100
First Financial Bankshares, Inc.	7,155	299
First Foundation, Inc.	3,740	68
Glacier Bancorp, Inc.	5,504	270
Hancock Whitney Corp.	16,051	735
Hanmi Financial Corp.	5,112	121
Hope Bancorp, Inc.	44,392	561
Independent Bank Corp.	846	63
MidWestOne Financial Group, Inc.	4,322	118
Northrim BanCorp, Inc.	3,383	141
PCB Bancorp	8,422	152
Peapack-Gladstone Financial Corp.	4,171	140
Preferred Bank	9,585	625
Premier Financial Corp.	2,158	56
QCR Holdings, Inc.	2,787	142
Sandy Spring Bancorp, Inc.	7,980	281
SouthState Corp.	4,678	370
United Bankshares, Inc.	6,299	225
Valley National Bancorp	26,966	291
Washington Federal, Inc.	53,574	1,606
		9,788

Beverages—1.1%
Coca-Cola Consolidated, Inc.	2,832	1,166
Biotechnology—6.6%
Alkermes plc(1)	15,315	342
Arrowhead Pharmaceuticals, Inc.(1)	5,645	187
AVEO Pharmaceuticals, Inc.(1)	12,674	104
Avid Bioservices, Inc.(1)	64,320	1,230
BioCryst Pharmaceuticals, Inc.(1)	41,708	526
	Shares	Value

Biotechnology—continued
Blueprint Medicines Corp.(1)	8,007	$ 528
Cytokinetics, Inc.(1)	14,581	706
Design Therapeutics, Inc.(1)	14,400	241
Dynavax Technologies Corp.(1)	10,147	106
Eagle Pharmaceuticals, Inc.(1)	7,452	197
Fate Therapeutics, Inc.(1)	5,137	115
Halozyme Therapeutics, Inc.(1)	8,126	321
Horizon Therapeutics plc(1)	3,697	229
Insmed, Inc.(1)	20,392	439
Intellia Therapeutics, Inc.(1)	3,452	193
Intercept Pharmaceuticals, Inc.(1)	8,362	117
IVERIC bio, Inc.(1)	13,840	248
Keros Therapeutics, Inc.(1)	8,113	305
Monte Rosa Therapeutics, Inc.(1)	12,638	103
Natera, Inc.(1)	9,090	398
SpringWorks Therapeutics, Inc.(1)	2,752	79
Xencor, Inc.(1)	7,857	204
		6,918

Building Products—0.5%
CSW Industrials, Inc.	564	68
UFP Industries, Inc.	6,183	446
		514

Capital Markets—2.7%
AllianceBernstein Holding LP	15,364	539
Barings BDC, Inc.	23,017	190
Crescent Capital BDC, Inc.	16,455	247
Federated Hermes, Inc. Class B	6,342	210
Freedom Holding Corp. N.V.(1)	4,252	209
Golub Capital BDC, Inc.	32,260	400
Hercules Capital, Inc.	19,319	224
Main Street Capital Corp.	5,269	177
PJT Partners, Inc. Class A	8,680	580
Raymond James Financial, Inc.	556	55
		2,831

Chemicals—1.0%
AdvanSix, Inc.	3,852	124
Balchem Corp.	1,835	223
HB Fuller Co.	12,354	742
		1,089

Commercial Services & Supplies—0.5%
Tetra Tech, Inc.	3,793	487
Communications Equipment—0.2%
Digi International, Inc.(1)	6,953	240
	Shares	Value

Construction & Engineering—1.1%
Comfort Systems USA, Inc.	3,171	$ 309
Construction Partners, Inc. Class A(1)	2,819	74
EMCOR Group, Inc.	4,047	467
MYR Group, Inc.(1)	1,504	127
NV5 Global, Inc.(1)	906	112
Sterling Infrastructure, Inc.(1)	4,225	91
		1,180

Containers & Packaging—1.2%
Graphic Packaging Holding Co.	33,446	660
Silgan Holdings, Inc.	12,956	545
		1,205

Diversified Consumer Services—0.9%
Bright Horizons Family Solutions, Inc.(1)	2,496	144
Carriage Services, Inc. Class A	8,967	288
Grand Canyon Education, Inc.(1)	3,513	289
Perdoceo Education Corp.(1)	16,609	171
		892

Diversified Telecommunication Services—0.1%
Cogent Communications Holdings, Inc.	2,774	145
Electric Utilities—2.9%
ALLETE, Inc.	7,857	393
Hawaiian Electric Industries, Inc.	13,403	465
IDACORP, Inc.	5,177	513
Otter Tail Corp.	8,782	540
Portland General Electric Co.	24,835	1,079
		2,990

Electrical Equipment—0.9%
Atkore, Inc.(1)	10,603	825
LSI Industries, Inc.	13,895	107
		932

Electronic Equipment, Instruments & Components—3.6%
Belden, Inc.	27,788	1,668
CTS Corp.	4,249	177
Fabrinet(1)	3,039	290
Napco Security Technologies, Inc.(1)	4,792	139
Novanta, Inc.(1)	793	92
OSI Systems, Inc.(1)	1,509	109
Sanmina Corp.(1)	28,477	1,312
		3,787

See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Entertainment—1.0%
Liberty Media Corp-Liberty Formula One Class A(1)	10,179	$ 535
Madison Square Garden Sports Corp. Class A(1)	2,681	366
Marcus Corp. (The)	7,516	104
		1,005

Equity Real Estate Investment—0.7%
Armada Hoffler Properties, Inc.	29,992	311
Gladstone Commercial Corp.	6,273	97
Ryman Hospitality Properties, Inc.	4,383	323
		731

Food & Staples Retailing—1.8%
BJ’s Wholesale Club Holdings, Inc.(1)	8,114	591
Casey’s General Stores, Inc.	2,034	412
Grocery Outlet Holding Corp.(1)	3,051	101
Ingles Markets, Inc. Class A	3,975	315
PriceSmart, Inc.	3,385	195
Weis Markets, Inc.	4,160	296
		1,910

Food Products—4.2%
Calavo Growers, Inc.	3,698	117
Cal-Maine Foods, Inc.	9,614	534
Flowers Foods, Inc.	54,250	1,339
Hain Celestial Group, Inc. (The)(1)	12,017	203
Hostess Brands, Inc.(1)	26,622	619
J & J Snack Foods Corp.	3,328	431
John B Sanfilippo & Son, Inc.	6,981	529
Lancaster Colony Corp.	3,051	459
S&W Seed Co.(1)	73,285	53
Tootsie Roll Industries, Inc.	3,421	114
		4,398

Gas Utilities—0.4%
ONE Gas, Inc.	6,194	436
Healthcare Equipment & Supplies—5.1%
Axonics, Inc.(1)	7,463	526
CONMED Corp.	818	66
Cutera, Inc.(1)	9,134	416
Establishment Labs Holdings, Inc.(1)	7,924	433
Globus Medical, Inc. Class A(1)	4,160	248
Haemonetics Corp.(1)	5,916	438
Inari Medical, Inc.(1)	5,440	395
Lantheus Holdings, Inc.(1)	1,879	132
	Shares	Value

Healthcare Equipment & Supplies—continued
Meridian Bioscience, Inc.(1)	11,893	$ 375
Merit Medical Systems, Inc.(1)	12,181	688
Omnicell, Inc.(1)	3,422	298
OrthoPediatrics Corp.(1)	1,985	92
Penumbra, Inc.(1)	2,122	402
Shockwave Medical, Inc.(1)	2,674	743
Surmodics, Inc.(1)	2,009	61
		5,313

Healthcare Providers & Services—3.0%
Alignment Healthcare, Inc.(1)	105,222	1,246
Chemed Corp.	925	404
Cross Country Healthcare, Inc.(1)	10,552	299
Encompass Health Corp.	4,035	182
Ensign Group, Inc. (The)	1,772	141
LHC Group, Inc.(1)	933	153
ModivCare, Inc.(1)	801	80
R1 RCM, Inc.(1)	10,407	193
Tenet Healthcare Corp.(1)	8,219	424
		3,122

Healthcare Technology—1.1%
Inspire Medical Systems, Inc.(1)	1,752	311
NextGen Healthcare, Inc.(1)	50,103	887
		1,198

Hotels, Restaurants & Leisure—2.6%
Boyd Gaming Corp.	15,572	742
Everi Holdings, Inc.(1)	26,412	428
Hilton Grand Vacations, Inc.(1)	16,249	535
Red Rock Resorts, Inc. Class A	28,397	973
		2,678

Household Durables—0.2%
La-Z-Boy, Inc.	7,338	166
Household Products—0.5%
Central Garden & Pet Co. Class A(1)	4,803	164
WD-40 Co.	2,222	391
		555

Insurance—2.7%
AMERISAFE, Inc.	6,101	285
Donegal Group, Inc. Class A	23,756	320
Employers Holdings, Inc.	6,194	214
Enstar Group Ltd.(1)	1,110	188
Genworth Financial, Inc. Class A(1)	182,055	637
	Shares	Value

Insurance—continued
NI Holdings, Inc.(1)	7,673	$ 103
RLI Corp.	4,068	417
Safety Insurance Group, Inc.	6,563	535
Stewart Information Services Corp.	4,002	175
		2,874

IT Services—1.6%
ExlService Holdings, Inc.(1)	10,563	1,556
Flywire Corp.(1)	4,347	100
Hackett Group, Inc. (The)	3,101	55
		1,711

Leisure Products—0.3%
Acushnet Holdings Corp.	7,210	314
Life Sciences Tools & Services—0.5%
Medpace Holdings, Inc.(1)	925	145
West Pharmaceutical Services, Inc.	1,430	352
		497

Machinery—0.6%
Franklin Electric Co., Inc.	4,383	358
Terex Corp.	10,228	304
		662

Media—0.5%
Cable One, Inc.	278	237
Liberty Broadband Corp. Class A(1)	3,790	283
		520

Metals & Mining—3.0%
Alpha Metallurgical Resources, Inc.	1,072	147
Commercial Metals Co.	38,685	1,372
Ryerson Holding Corp.	33,580	864
Warrior Met Coal, Inc.	26,324	749
		3,132

Multiline Retail—0.5%
Dillard’s, Inc. Class A	778	212
Macy’s, Inc.	17,268	271
		483

Multi-Utilities—1.2%
Avista Corp.	13,219	490
Black Hills Corp.	7,303	495
Unitil Corp.	4,900	227
		1,212

Oil, Gas & Consumable Fuels—5.7%
Civitas Resources, Inc.	1,976	113
Coterra Energy, Inc.	26,049	680
Enviva, Inc.	1,572	94
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Gulfport Energy Corp.(1)	12,172	$ 1,075
Hess Midstream LP Class A	16,326	417
Magnolia Oil & Gas Corp. Class A	71,275	1,412
Nabors Industries Ltd.(1)	1,078	109
Ovintiv, Inc.	29,967	1,379
Ranger Oil Corp. Class A	19,636	618
Teekay Tankers Ltd. Class A(1)	3,777	104
		6,001

Personal Products—0.2%
USANA Health Sciences, Inc.(1)	3,788	212
Pharmaceuticals—2.2%
Catalent, Inc.(1)	3,207	232
Collegium Pharmaceutical, Inc.(1)	8,119	130
Perrigo Co. plc	10,977	391
Prestige Consumer Healthcare, Inc.(1)	30,622	1,526
		2,279

Professional Services—4.6%
ASGN, Inc.(1)	15,003	1,356
Barrett Business Services, Inc.	22,104	1,724
CRA International, Inc.	1,200	106
Franklin Covey Co.(1)	1,222	55
Heidrick & Struggles International, Inc.	13,379	348
ICF International, Inc.	1,370	149
Kforce, Inc.	10,651	625
Science Applications International Corp.	4,642	411
		4,774

Road & Rail—1.7%
Ryder System, Inc.	17,923	1,353
Saia, Inc.(1)	1,213	231
Werner Enterprises, Inc.	4,663	175
		1,759

Semiconductors & Semiconductor Equipment—3.9%
Alpha & Omega Semiconductor Ltd.(1)	3,007	92
Axcelis Technologies, Inc.(1)	20,356	1,233
Diodes, Inc.(1)	3,261	212
Impinj, Inc.(1)	1,410	113
MACOM Technology Solutions Holdings, Inc.(1)	18,532	960
	Shares	Value

Semiconductors & Semiconductor Equipment—continued
Rambus, Inc.(1)	59,760	$ 1,519
		4,129

Software—2.7%
Agilysys, Inc.(1)	2,537	141
Box, Inc. Class A(1)	23,218	566
CommVault Systems, Inc.(1)	3,264	173
Intapp, Inc.(1)	28,570	533
Manhattan Associates, Inc.(1)	3,358	447
New Relic, Inc.(1)	2,425	139
Progress Software Corp.	9,512	405
Smartsheet, Inc. Class A(1)	3,637	125
Tenable Holdings, Inc.(1)	7,644	266
		2,795

Specialty Retail—1.4%
Asbury Automotive Group, Inc.(1)	3,418	517
Dick’s Sporting Goods, Inc.	8,736	914
		1,431

Technology Hardware, Storage & Peripherals—0.1%
Avid Technology, Inc.(1)	4,604	107
Textiles, Apparel & Luxury Goods—0.8%
Movado Group, Inc.	3,383	96
Oxford Industries, Inc.	8,757	786
		882

Thrifts & Mortgage Finance—1.5%
Capitol Federal Financial, Inc.	55,091	457
Home Bancorp, Inc.	3,477	136
Merchants Bancorp	4,588	106
PCSB Financial Corp.	28,193	505
Waterstone Financial, Inc.	23,756	384
		1,588

Trading Companies & Distributors—3.9%
Applied Industrial Technologies, Inc.	5,596	575
Boise Cascade Co.	16,776	997
GMS, Inc.(1)	15,034	602
Rush Enterprises, Inc. Class A	19,414	851
WESCO International, Inc.(1)	9,145	1,092
		4,117

Water Utilities—1.9%
American States Water Co.	6,933	541
California Water Service Group	10,076	531
	Shares	Value

Water Utilities—continued
Consolidated Water Co., Ltd.	35,302	$ 543
SJW Group	7,210	415
		2,030

Total Common Stocks (Identified Cost $98,667)		100,713

Master Limited Partnerships and Related Companies—0.2%
Downstream/Other—0.2%
Sunoco LP	4,530	176
Total Master Limited Partnerships and Related Companies (Identified Cost $113)		176

Common Stocks & MLP Interests—0.8%
Petroleum Transportation & Storage—0.8%
Plains GP Holdings LP Class A(1)	79,885	872
Total Common Stocks & MLP Interests (Identified Cost $955)		872

Total Long-Term Investments—97.3% (Identified Cost $99,735)		101,761

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.758%)(2)	1,144,992	1,145
Total Short-Term Investment (Identified Cost $1,145)		1,145

TOTAL INVESTMENTS—98.4% (Identified Cost $100,880)		$102,906
Other assets and liabilities, net—1.6%		1,631
NET ASSETS—100.0%		$104,537

Abbreviations:
LP	Limited Partnership
MLP	Master Limited Partnership

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$100,713	$100,713
Common Stocks & MLP Interests	872	872
Master Limited Partnerships and Related Companies	176	176
Money Market Mutual Fund	1,145	1,145
Total Investments	$102,906	$102,906
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the  Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.